As filed with the Securities and Exchange Commission on April 18, 2013

Securities Act File No. 333-139186

Investment Company Act File No. 811-21987

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 11	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒

Amendment No. 12	☒

(Check appropriate box or boxes)

Financial Investors Variable Insurance Trust

(Exact Name of Registrant as Specified in its Charter)

1290 Broadway

Suite 1100

Denver, Colorado 80203

(Address of Principal Executive Offices)

(303) 623-2577

Registrant’s Telephone Number

David T. Buhler, Secretary

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and Address of Agent for Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 Seventeenth Street, Suite 500

Denver, Colorado 80202

303-892-9400

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)
☒ On April 30, 2013 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 10 to its Registration Statement until April 30, 2013. Parts A, B and C of Registrant’s Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, filed on April 5, 2013, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 18th day of April, 2013.

                                                               FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

*	Trustee	April 18, 2013
Mary K. Anstine

*	Trustee	April 18, 2013
Jeremy W. Deems

*	Trustee	April 18, 2013
David M. Swanson

*	Trustee	April 18, 2013
Scott Wentsel

/s/ Thomas A. Carter
	Trustee and President	April 18, 2013
Thomas A. Carter

/s/ Patrick D. Buchanan	Treasurer	April 18, 2013
Patrick D. Buchanan

*By:	/s/ David T. Buhler
David T. Buhler
Attorney-in-fact